CONSOLIDATED BALANCE SHEETS (Parenthetical)(Consolidated Variable Interest Entity (VIEs)) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Accounts payable of the VIEs without recourse to the Company	$ 33,117	200,483	103,261
Accrued employee benefits of the VIEs without recourse to the Company	5,525	33,448	26,441
Accrued expenses and other payables of the VIEs without recourse to the Company	11,745	71,095	48,776
Income tax payable of the VIEs without recourse to the Company	954	5,777	15,200
Liabilities for uncertain tax positions of the VIEs without recourse to the Company	1,040	6,296	4,050
Amounts due to related parties of the VIEs without recourse to the Company	139	844	1,044
Deferred government grant of the VIEs without recourse to the Company, current	4,024	24,360	0
Deferred government grant of the VIEs without recourse to the Company, non-current		0	3,360